Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Basis of presentation [Policy Text Block]

Basis of presentation

These consolidated financial statements have been prepared on the historical cost basis, except for certain financial instruments that are measured at fair values as described in the significant accounting policies. In addition, the consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information. All information is expressed in Canadian dollars unless otherwise stated and are prepared in accordance with the significant accounting policies outlined below.

Principles of consolidation [Policy Text Block]

Principles of consolidation

Subsidiaries

These consolidated financial statements include the accounts of Greenbriar and its subsidiaries. All intercompany balances, transactions, income and expenses, and profits or losses have been eliminated on consolidation. The Company consolidates where there is ability to exercise control. Control of an investee is defined to exist when the Company is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through the Company's power over the investee. Specifically, the Company controls an investee if and only if, it has all of the following: power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee); exposure, or rights, to variable returns from its involvement with the investee; and the ability to use its power over the investee to affect its returns.

Joint Arrangements

A joint arrangement is defined as one over which two or more parties have joint control, which is the contractually agreed sharing of control over an arrangement. This exists only when the decisions about the relevant activities (being those that significantly affect the returns of the arrangement) require unanimous consent of the parties sharing control. There are two types of joint arrangement, joint operations ("JO") and joint ventures ("JV").

JO is a joint arrangement whereby the parties that have joint control of the arrangement have rights to assets and obligations for the liabilities, relating to the arrangement. The Company has no JO's.

A JV is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. The Company's investment in the JV is accounted for using the equity method. On acquisition, an equity method investment is initially recognized at cost. The carrying amount of equity method investments includes goodwill identified on acquisition, net of any accumulated impairment losses. The carrying amount of the investment is adjusted by the Company's share of post-acquisition net income or loss, depreciation, amortization or impairment of the fair value adjustments made at the date of acquisition, dividends, cash contributions and the Company's share of post acquisition movements in Other Comprehensive Income ("OCI").

Associates

An associate is an entity over which the investor has significant influence but not control and that is neither a subsidiary nor an interest in a joint arrangement. Significant influence is presumed to exist where the Company has between 20% and 50% of the voting rights, but can also arise where the Company has less than 20% if it has the power to be actively involved and influential in policy decisions affecting the entity. The Company does not have any investments in associates.

Outlined below is information related to the Company's subsidiaries and joint arrangements at December 31, 2022:

	Place of business	Entity type	Economic interest	Method
Greenbriar Capital Holdco Inc.	USA	Subsidiary	100%	Consolidation
Greenbriar Capital (U.S.) LLC	USA	Subsidiary	100%	Consolidation
AG Solar One, LLC	USA	Subsidiary	100%	Consolidation
2587344 Ontario Inc.	Canada	Subsidiary	100%	Consolidation
RealBlock Limited	Canada	Subsidiary	100%	Consolidation

AG Solar One LLC owns 100% of PBJL Energy Corporation.

Foreign currency translation [Policy Text Block]

Foreign currency translation

The Company's functional and local currency is the Canadian dollar and its subsidiaries have a functional currency of the United States dollar.

Transactions and balances

Foreign currency transactions are translated into the relevant functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

Translation of subsidiary results into the presentation currency

The operating results and statements of financial position of the Company's subsidiaries are translated into the presentation currency as follows:

  Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;

  Income and expenses for each statement of loss and comprehensive loss are translated at average exchange rates, unless the average is not reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates; in which case income and expenses are translated at the rate on the dates of the transaction; and

  All resulting exchange differences are recognized directly in OCI and accumulated in the foreign currency translation reserve.

On consolidation, exchange differences arising from the transaction of the net investment in foreign entities are recognized in a separate component of equity, foreign currency translation reserve. When a foreign operation is sold, such exchange differences are reclassified to profit or loss on disposal.

Cash [Policy Text Block]	Cash Cash includes cash on deposit and short-term investments with a maturity at the date of purchase of 90 days or less.
Investment and advances and option to acquire joint venture interest [Policy Text Block]

Investment and advances and option to acquire joint venture interest

The Company is in the premature stage of development with respect to its activities and accordingly follows the practice of capitalizing all costs related to the acquisition, environmental assessment, feasibility studies, security of property rights, financing, and initial construction. The costs will be amortized over the terms of the Power Purchasing Agreement (the "PPA") once the project commences commercial operations. The recoverability of the capitalized costs is dependent on the Company's ability to complete construction of the projects, meet its obligations under various agreements, and complete future operations and dispositions.

Option payments made by the Company are capitalized until the decision to exercise the option is made.

Financial instruments - recognition and measurements [Policy Text Block]

Financial instruments - recognition and measurements

(i) Non-derivative financial assets

On initial recognition, financial assets are recognized at fair value and are subsequently classified and measured at: (i) amortized cost; (ii) fair value through other comprehensive income ("FVOCI"); or (iii) fair value through profit or loss ("FVTPL"). The classification of financial assets is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. A financial asset is measured at fair value net of transaction costs that are directly attributable to its acquisition except for financial assets at FVTPL where transaction costs are expensed. All financial assets not classified and measured at amortized cost or FVOCI are classified as FVTPL. On initial recognition of an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment's fair value in other comprehensive income/loss.

The classification determines the method by which the financial assets are carried on the statement of financial position subsequent to inception and how changes in value are recorded. Certain receivables are measured at amortized cost with subsequent impairments recognized in profit or loss. Cash and marketable securities are classified as FVTPL.

Impairment

An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment is reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

(ii) Non-derivative financial liabilities

Financial liabilities, other than derivatives, are initially recognized at fair value less directly attributable transaction costs. Subsequently, financial liabilities are measured at amortized cost using the effective interest method. The effective interest method is a method of calculating the amortized cost of a financial liability and allocating the interest expense over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period. The Company's accounts payable and accrued liabilities, convertible debentures and loan payable are measured at amortized cost.

Financial liabilities classified as FVTPL include financial liabilities held for trading and financial liabilities designated upon recognition as FVTPL. Fair value changes on these liabilities are recognized in profit or loss.

(iii) Derivative financial instruments

Derivative financial instruments are initially recognized at fair value and subsequently measured at fair value with changes in fair value recognized in profit or loss. Transaction costs are recognized in profit or loss as incurred.

Property held for development and sale [Policy Text Block]

Property held for development and sale

Capitalized costs for land under development and sale includes property taxes, land appraisals, engineering and architect fees, development fees and other general and administrative expenses costs relating to the development of the property. The Company begins capitalizing once the property title is obtained until the property is developed to a point of lease or sale.

Property held for development is recorded at the lower of cost and net realizable value.

Impairment of long-lived assets [Policy Text Block]

Impairment of long-lived assets

The Company assessed at each reporting date whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required - when intangible assets are not yet available for use, the Company estimates the asset's recoverable amount.

The recoverable amount is the higher of an asset's or cash-generating unit's fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For an asset that does not generate largely independent cash inflows, the recoverable amount is determined for the cash-generating unit to which the asset belongs.

An impairment loss is recognized when the carrying amount of an asset, or its cash-generating unit, exceeds its recoverable amount. A cash-generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets of groups of assets. Impairment losses are recognized in profit or loss.

Taxation [Policy Text Block]

Taxation

Income tax expense represents the sum of tax currently payable and deferred tax.

Current income tax

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are substantively enacted at the end of each reporting period.

Deferred income tax

Deferred income tax is provided using the liability method on temporary differences, at the end of each reporting period, between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred income tax assets and liabilities are recognized for all taxable temporary differences, except:

  where the deferred income tax assets or liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss; and

  in respect of taxable or deductible temporary differences associated with investments in subsidiaries, associates and joint ventures, where the timing of the reversal of the temporary differences can be controlled by the parent, investor or venture and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at the end of each reporting period and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.

Current and deferred income tax relating to items recognized in OCI or directly in equity is recognized in OCI or in the consolidated statements of changes in equity and not in profit or loss.

Deferred income tax assets and deferred income tax liabilities are offset if, and only if, a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities which intend to either settle current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

Share-based payments [Policy Text Block]

Share-based payments

The Company accounts for share-based payment expense using the Black-Scholes option pricing model. Accordingly, the fair value of the options at the date of grant is accrued with a corresponding credit to share-based payment reserves, and charged to earnings over the vesting period. If and when the stock options are exercised, the applicable amounts of equity compensation reserve are transferred to share capital. In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the stock-based compensation. Otherwise, stock-based compensation is measured at the fair value of goods or services received.

Share capital [Policy Text Block]

Share capital

Common shares are classified as equity. Transaction costs directly attributable to the issue of common shares and share options are recognized as a deduction from equity, net of any tax effects.

The Company has adopted a relative fair value method with respect to the measurement of shares and warrants issued as units. Under the relative fair value method, the Company first determines the fair values of the shares and warrants included in the units, then allocates the unit price based on the relative fair value of the instruments included in the unit. The Company considers the fair value of common shares issued in these types of transactions to be determined by the closing quoted bid price on the issuance date. The fair value of the warrants included is determined using the Black-Scholes option pricing model. Any fair value attributed to the warrants is recorded to reserves.

Provisions [Policy Text Block]

Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) that has arisen as a result of a past event and it is probable that a future outflow of resources will be required to settle the obligation, provided that a reliable estimate can be made of the amount of the obligation.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

Loss per share [Policy Text Block]

Loss per share

Loss per share is calculated based on the weighted average number of shares outstanding during the period. The Company follows the treasury stock method for the calculation of diluted loss per share. Under this method, dilution is calculated based upon the net number of common shares issued should "in-the-money" options and warrants be exercised and the proceeds be used to repurchase common shares at the average market price in the year. Dilution from convertible securities is calculated based on the number of shares to be issued after taking into account the reduction of the related after-tax interest expense.

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted earnings per share is computed similar to basic loss per share except that the weighted average shares outstanding are increased to include additional shares from the assumed exercise of share options and warrants, if dilutive.

Segmented reporting [Policy Text Block]

Segmented reporting

In identifying its operating segments, management generally follows the Company's activities. An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, including revenues and expenses that relate to transactions with any of the Company's other components. The operating results of the segments are reviewed regularly by the Company's Chief Executive Officer (who is considered the chief operating decision maker) to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available.

New accounting pronouncements [Policy Text Block]

New accounting pronouncements

IAS16, Property, Plant and Equipment - Proceeds before Intended Use (effective January 1, 2022). The amendment prohibits deducting from the cost of property, plant and equipment amounts received from selling items produced while preparing the asset for its intended use. Instead, a company will recognize such sale proceeds and related cost in the statement of profit or loss. The adoption of this standard did not have an impact on the Company's financial statements.

New accounting pronouncements not yet effective [Policy Text Block]

New accounting pronouncements not yet effective

The Company has not applied the following revised IFRS that has been issued but was not yet effective at December 31, 2022. This accounting standard is not currently expected to have a significant effect on the Company's accounting policies or financial statements.

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) - the amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. Further amendments explain how an entity can identify a material accounting policy.